NOVEMBER 1, 2009
PROSPECTUS                                                 AMENDED JUNE 11, 2010


TOUCHSTONE TAX-FREE TRUST              CLASS A   CLASS C  CLASS S  INSTITUTIONAL
Touchstone Ohio Tax-Free Bond Fund     TOHAX     TOHCX
Touchstone Ohio Tax-Free Money
  Market Fund                          TOHXX                       TIOXX
Touchstone Tax-Free Money Market Fund  TTFXX              TTSXX

The Securities and Exchange Commission has not approved the Funds' shares as an investment or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

Multiple Classes of Shares are offered in this Prospectus.

TABLE OF CONTENTS                                                           PAGE

OHIO TAX-FREE BOND FUND SUMMARY................................................
OHIO TAX-FREE MONEY MARKET FUND SUMMARY........................................
TAX-FREE MONEY MARKET FUND SUMMARY.............................................
INVESTMENT STRATEGIES AND RISKS................................................
THE FUNDS' MANAGEMENT..........................................................
CHOOSING A CLASS OF SHARES.....................................................
DISTRIBUTION ARRANGEMENTS......................................................
INVESTING WITH TOUCHSTONE......................................................
DISTRIBUTIONS AND TAXES........................................................
FINANCIAL HIGHLIGHTS...........................................................

TOUCHSTONE OHIO TAX-FREE BOND FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal income tax and Ohio personal income tax, consistent with the protection of capital.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus and in the section entitled "Other Purchase and Redemption Information" in the Fund's Statement of Additional Information.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                          Class A        Class C
-----------------------------------------------------------------------------------------------------------------
Maximum Sales Charge Imposed on
    Purchases (as a percentage of offering price)                                          4.75%          None
Maximum Deferred Sales Charge
    (as a percentage of original purchase price
    or the amount redeemed, whichever is less)                                             None           1.00%
Wire Redemption Fee                                                                     Up to $15       Up to $15
-----------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
---------------------------------------------------------------------------------------------------------------
Management Fees                                                                            0.50%          0.50%
Distribution (12b-1) Fees                                                                  0.25%          1.00%
Other Expenses                                                                             0.40%          0.46%
Total Annual Fund Operating Expenses                                                       1.15%          1.96%
Fee Waiver and/or Expense Reimbursement(1)                                                 0.30%          0.36%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)      0.85%          1.60%
---------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.85% and 1.60% for Class A shares and Class C shares, respectively . This expense limitation will remain in effect until at least October 31, 2010 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(2) Expenses shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended June 30, 2009. The actual total annual fund operating expenses after fee waiver and/or expense reimbursement for the Fund's Class A shares and Class C shares for the fiscal year ended June 30, 2009 were 0.81% and 1.55%, respectively.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                    Assuming No
                          Assuming Redemption at End of Period      Redemption
                              Class A              Class C            Class C
1 Year                         $  558               $  263            $  163
3 Years                        $  795               $  580            $  580
5 Years                        $1,050               $1,024            $1,024
10 Years                       $1,781               $2,256            $2,256

--------------------------------------------------------------------------------

PORTFOLIO TURNOVER. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2% of the average value of its portfolio.

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily (at least 80% of assets) in high-quality, long-term Ohio municipal obligations, including general obligation bonds, revenue bonds and industrial development bonds. High-quality, long-term Ohio municipal obligations are, for purposes of this Fund, considered to be obligations rated within the three highest rating categories, with maturities of 3 years or more. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund invests primarily in Ohio municipal obligations rated within the three highest rating categories. The Fund may also purchase Ohio municipal obligations and other securities rated within the four highest rating categories. If a security's rating is reduced below the four highest rating categories, the security will be sold. A security may also be sold due to changes in market conditions or the Sub-Advisor's outlook. The Fund may purchase unrated obligations that the Sub-Advisor determines to be of comparable quality. The Fund has a fundamental investment policy that under normal circumstances at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders. The Fund will seek to maintain an average weighted maturity of more than 10 years, but may reduce its average weighted maturity to 10 years or below if warranted by market conditions.

The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

THE KEY RISKS

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

o If interest rates go up, causing the value of any debt securities held by the Fund to decline
o Because issuers of municipal obligations may be unable to make timely payments of interest or principal
o Because securities with longer maturities may lose more value than securities with shorter maturities when interest rates go up
o If the Fund's investments are concentrated in a particular segment of the bond market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one bond affect other bonds in the same segment
o If economic conditions in the State of Ohio decline (reasons for decline include decreased economic growth, increased unemployment and decreased tax revenue)
o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund
o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

The securities in the Fund's portfolio are subject to the possibility that a deterioration in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks or other financial institutions could have a negative effect on the value of the Fund's portfolio securities. Securities in the lowest category of investment grade may have some risky characteristics and changes in economic conditions may be more likely to cause issuers of these securities to be unable to make payments.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Ohio Tax-Free Bond Fund. This bar chart shows changes in performance (before taxes) of the Fund's Class A shares for each of the last 10 calendar years. The bar chart does not reflect any sales charges, which if were reflected, would reduce your return. The returns for Class C shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class C shares have higher 12b-1 distribution fees. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407.

OHIO TAX-FREE BOND FUND -- CLASS A TOTAL RETURNS

                                  [BAR CHART]

1999          -3.11%
2000          11.61%
2001           3.07%
2002           9.07%
2003           4.65%
2004           3.85%
2005           2.50%
2006           4.07%
2007           3.01%
2008          -1.28%

Best Quarter: 3rd Quarter 2002 5.38%   Worst Quarter: 3rd Quarter 2008 -3.34%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is 11.49%.

This table compares the Fund's average annual total returns (before and after taxes) for the period ended December 31, 2008, to those of the Lehman Brothers Municipal Bond Index. The Lehman Brothers Municipal Bond Index includes investment-grade, tax-exempt and fixed-rate bonds with long-term maturities greater than 2 years selected from issues larger than $50 million. After-tax returns are calculated using the highest individual federal income tax rate and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account. After-tax returns are only shown for Class A shares and the after-tax returns for Class C shares offered by the Fund will differ from the Class A after-tax returns.

When the "Return After Taxes on Distributions and Sale of Fund Shares" is greater than the "Return Before Taxes," it is because of realized losses. If a capital loss occurs upon the redemption of the Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                             1 Year             5 Years           10 Years
OHIO TAX-FREE BOND FUND - CLASS A
----------------------------------------------------------------------------------------------------------
Return Before Taxes                                          -5.98%              1.41%             3.16%
Return After Taxes on Distributions                          -5.98%              1.28%             3.06%
Return After Taxes on Distributions and
    Sale of Fund Shares                                      -2.57%              1.76%             3.28%
Lehman Brothers Municipal Bond Index                         -2.47%              2.71%             4.26%
(reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------
OHIO TAX-FREE BOND FUND - CLASS C
----------------------------------------------------------------------------------------------------------
Return Before Taxes                                          -2.00%              1.60%             2.90%
Lehman Brothers Municipal Bond Index                         -2.47%              2.71%             4.26%
(reflects no deductions for fees, expenses or taxes)
----------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                    INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.             Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGER

John J. Goetz, CFA
Vice President and Senior Portfolio Manager
Since 1986

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements
                                                     Initial       Additional
                                                    Investment     Investment
-------------------------------------------------------------------------------
Regular Account                                      $  2,500       $    50
Investments through the Automatic Investment Plan    $    100       $    50
-------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may sell your shares by telephone, by mail, by wire, or through a systematic withdrawal plan. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. The Fund intends to pass on to shareholders the federal tax-exempt income. Income exempt from federal tax may be subject to state and local tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.

TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Ohio Tax-Free Money Market Fund seeks the highest level of current income exempt from federal income tax and Ohio personal income tax, consistent with liquidity and stability of principal. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Institutional shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                                    Up to $15
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

                                                                                         Class A     Institutional
------------------------------------------------------------------------------------------------------------------
Management Fees                                                                            0.43%        0.43%
Distribution (12b-1) Fees                                                                  0.25%        None
Other Expenses                                                                             0.31%        0.26%
Total Annual Fund Operating Expenses                                                       0.99%        0.69%
Fee Waiver and/or Expense Reimbursement(1)                                                 0.24%        0.19%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement         0.75%        0.50%
------------------------------------------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.75% and 0.50% for Class A shares and Institutional shares, respectively. This expense limitation will remain in effect until at least October 31, 2010 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   Class A         Institutional

1 Year                                              $77                $51
3 Years                                             $291               $202
5 Years                                             $524               $365
10 Years                                            $1,191             $841
--------------------------------------------------------------------------------

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term Ohio municipal obligations issued by the State of Ohio, its agencies and municipalities, that pay interest that is exempt from both federal income tax and Ohio personal income tax. High-quality, short-term Ohio municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less. Under normal circumstances, at least 80% of the Fund's assets will be invested in Ohio municipal obligations. Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of its assets will be invested in short-term municipal obligations that pay interest that is exempt from federal income tax, including the alternative minimum tax, and Ohio personal income tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry. The Fund may invest in the following types of Ohio municipal obligations and other municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
      o     Tax-exempt notes
      o     Tax-exempt commercial paper
      o     Floating and variable rate municipal obligations
      o     When-issued obligations
      o     Obligations with puts attached

The Fund concentrates its investments in securities of issuers located in a particular state and is non-diversified under the Investment Company Act.

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

      o     If interest rates decrease
      o If issuers are unable to make timely payments of interest or principal
      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment
      o If economic conditions in the State of Ohio decline (reasons for decline include decreased economic growth, increased unemployment and decreased tax revenue)

      o Because a non-diversified fund may hold a significant percentage of its assets in one issuer, it may be more sensitive to market changes than a diversified fund
      o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Ohio Tax-Free Money Market Fund. This bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The returns for Institutional shares offered by the Fund will be higher than the returns of Class A shares shown in the bar chart since Institutional shares do not have 12b-1 distribution fees. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407. Prior to November 1, 2009, the Fund's Class A shares were named "Retail Shares."

OHIO TAX-FREE MONEY MARKET FUND TOTAL RETURNS - CLASS A SHARES

                                  [BAR CHART]

1999           2.69%
2000           3.50%
2001           2.41%
2002           1.02%
2003           0.48%
2004           0.57%
2005           1.74%
2006           2.78%
2007           2.96%
2008           1.84%

Best Quarter: 4th Quarter 2000 +0.92%     Worst Quarter: 1st Quarter 2004 +0.07%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is 0.15%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

--------------------------------------------------------------------------------------------------------------
                                                                               1 Year    5 Years    10 Years
--------------------------------------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND - CLASS A SHARES                               1.84%      1.97%      2.00%
--------------------------------------------------------------------------------------------------------------
                                                                               1 Year    5 Years    10 Years
--------------------------------------------------------------------------------------------------------------
OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL SHARES                         2.09%      2.23%      2.25%
--------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

John J. Goetz, CFA                               Jay M. Devine
Vice President and Senior Portfolio Manager      Portfolio Manager
Since 1986                                       Since 2000

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                                     CLASS A                         INSTITUTIONAL SHARES
                                                           Initial          Additional           Initial           Additional
                                                          Investment        Investment          Investment         Investment
----------------------------------------------------------------------------------------------------------------------------------
Regular Account                                           $     2,500       $         50       $    500,000          None
Investments through the Automatic Investment Plan         $       100       $         50       Not Available         Not Available
----------------------------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may sell your Class A shares by telephone, by mail, by wire, by check, or through a systematic withdrawal plan. You may sell your Institutional shares by telephone, by mail or by wire. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. The Fund intends to pass on to shareholders the federal tax-exempt income. Income exempt from federal tax may be subject to state and local tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.

TOUCHSTONE TAX-FREE MONEY MARKET FUND SUMMARY

THE FUND'S INVESTMENT GOAL

The Tax-Free Money Market Fund seeks the highest level of interest income exempt from federal income tax, consistent with the protection of capital. The Fund is a money market fund, which seeks to maintain a constant share price of $1.00 per share.

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class A and Class S shares of the Fund:

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                                                       Class A         Class S
--------------------------------------------------------------------------------------------------------------
Wire Redemption Fee                                                                    Up to $15         None
--------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------------------------------------
Management Fees                                                                            0.50%        0.50%
Distribution (12b-1) Fees(1)                                                               0.25%        0.35%
Other Expenses                                                                             0.43%        0.44%
Total Annual Fund Operating Expenses                                                       1.18%        1.29%
Fee Waiver and/or Expense Reimbursement(2)                                                 0.29%        0.39%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)      0.89%        0.90%
--------------------------------------------------------------------------------------------------------------

(1) "Distribution (12b-1) Fees" for Class S shares have been restated to reflect a decrease in distribution fees effective March 1, 2010.

(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.89% and 0.90% for Class A shares and Class S shares, respectively. This expense limitation will remain in effect until at least October 31, 2010 (March 1, 2011 for Class S shares) but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the shareholders.

(3) Expenses for Class S shares shown above have been restated to reflect a change in the Fund's contractual fee waiver and will differ from the expenses reflected in the Fund's Annual Report for the fiscal year ended June 30, 2009.

EXAMPLE. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting any contractual fee waivers). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           Class A      Class S

1 Year                                                      $91         $92
3 Years                                                     $346        $370
5 Years                                                     $621        $670
10 Years                                                    $1,406      $1,522
--------------------------------------------------------------------------------

ITS PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term municipal obligations that pay interest that is exempt from federal income tax. High-quality, short-term municipal obligations are obligations rated within the two highest rating categories, with maturities of 397 days or less.

The Fund has a fundamental investment policy that under normal circumstances it will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the alternative minimum tax. This fundamental policy may not be changed without the approval of the Fund's shareholders.

The Fund may invest more than 25% of its assets in municipal obligations within a particular segment of the bond market (such as housing agency bonds or airport bonds). The Fund may also invest more than 25% of its assets in industrial development bonds, which may be backed only by nongovernmental entities. The Fund will not invest more than 25% of its assets in securities backed by nongovernmental entities that are in the same industry.

The Fund may invest in the following types of municipal obligations:

      o Tax-exempt bonds, including general obligation bonds, revenue bonds and industrial development bonds
      o     Tax-exempt notes
      o     Tax-exempt commercial paper
      o     Floating and variable rate municipal obligations
      o     When-issued obligations
      o     Obligations with puts attached

The Fund maintains a dollar-weighted average portfolio maturity of 60 days or less and purchases only United States dollar-denominated securities with maturities of 397 days or less. The Fund is also subject to quality and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940 designed to help it maintain a constant share price of $1.00 per share.

THE KEY RISKS

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no guarantee that the Fund will be able to avoid a negative yield.

The securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. Also, some municipal obligations may be backed by a letter of credit issued by a bank or other financial institution. Adverse developments affecting banks could have a negative effect on the value of the Fund's portfolio securities. This could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between credit market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities. As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security. Despite the Fund's efforts to diversify its investments, a significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time during which the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

The Fund's yield may decrease:

      o     If interest rates decrease
      o If issuers are unable to make timely payments of interest or principal
      o If the Fund's investments are concentrated in a particular segment of the market (such as housing agency bonds or airport bonds) and adverse economic developments affecting one issuer affect other issuers in the same segment
      o If the portfolio manager's judgment about the attractiveness, value, credit quality or income potential of a particular security is incorrect

THE FUND'S PERFORMANCE

The bar chart and performance table below illustrate some indication of the risks of investing in the Tax-Free Money

Market Fund. This bar chart shows changes in performance of the Fund's Class A shares for each of the last 10 calendar years. The returns for Class S shares offered by the Fund will be lower than the Class A returns shown in the bar chart since Class S shares have higher 12b-1 distribution fees. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance and current yield information is available at no cost by visiting www.touchstoneinvestments.com or by calling 1.800.543.0407.

TAX-FREE MONEY MARKET FUND - CLASS A TOTAL RETURNS

                                  [BAR CHART]

1999           2.77%
2000           3.62%
2001           2.69%
2002           1.31%
2003           0.53%
2004           0.67%
2005           1.75%
2006           2.71%
2007           2.88%
2008           1.77%

Best Quarter: 4th Quarter 2000 +0.94%     Worst Quarter: 1st Quarter 2004 +0.11%

The year-to-date return of the Fund's Class A shares as of September 30, 2009 is 0.17%.

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIOD ENDED DECEMBER 31, 2008

                                                             1 Year             5 Years           10 Years
---------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND - CLASS A                         1.77%               1.95%              2.06%
---------------------------------------------------------------------------------------------------------------------------
                                                             1 Year             5 Years         Since Inception (02/03/03)
---------------------------------------------------------------------------------------------------------------------------
TAX-FREE MONEY MARKET FUND - CLASS S                         1.50%               1.69%              1.46%
---------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISOR                     INVESTMENT SUB-ADVISOR

Touchstone Advisors, Inc.              Fort Washington Investment Advisors, Inc.

PORTFOLIO MANAGERS

John J. Goetz, CFA                              Jay M. Devine
Vice President and Senior Portfolio Manager     Portfolio Manager
Since 1986                                      Since 2000

BUYING AND SELLING FUND SHARES

Minimum Investment Requirements

                                                                   CLASS A                             CLASS S
                                                           Initial        Additional       Initial               Additional
                                                         Investment       Investment      Investment             Investment
--------------------------------------------------------------------------------------------------------------------------------
Regular Account                                           $   2,500       $      50       None                  None
Investments through the Automatic Investment Plan         $     100       $      50       Not Available         Not Available
--------------------------------------------------------------------------------------------------------------------------------

You may buy and sell shares in the Fund on a day when the New York Stock Exchange is open for trading. You may sell your Class A shares by telephone, by mail, by wire, by check or through a systematic withdrawal plan. You may sell your Class S shares via telephone, written request or electronically. For more information about buying and selling shares see the section "Investing with Touchstone" of the Fund's prospectus or call 1.800.543.0407.

TAX INFORMATION

The Fund intends to distribute substantially all of its ordinary income and any capital gains to its shareholders. The Fund intends to pass on to shareholders the federal tax-exempt income. Income exempt from federal tax may be subject to state and local tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial institution (such as a bank), the Fund and its related companies may pay the financial institution for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial institution and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial institution's web site for more information.

INVESTMENT STRATEGIES AND RISKS

CAN A FUND DEPART FROM ITS NORMAL INVESTMENT STRATEGIES?

Each Fund may from time to time depart from its principal investment strategies by taking temporary defensive positions in response to adverse market, economic, political or other conditions, including conditions when the Sub-Advisor is unable to identify attractive investment opportunities. During these times, a Fund may not achieve its investment goals.

CAN A FUND CHANGE ITS INVESTMENT GOALS WITHOUT SHAREHOLDER APPROVAL?

Each of the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund may change its investment goals by a vote of the Board of Trustees, without shareholder approval. You would be notified at least 30 days before any change takes effect.

DO THE FUNDS HAVE OTHER INVESTMENT STRATEGIES IN ADDITION TO THEIR PRINCIPAL INVESTMENT STRATEGIES?

The Ohio Tax-Free Bond Fund may also invest in the following types of municipal obligations:

      o     Tax-exempt notes
      o     Tax-exempt commercial paper
      o     When-issued obligations
      o     Obligations with puts attached
      o     Floating and variable rate obligations
      o     Lease obligations

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

The following information pertains to all Funds.

MUNICIPAL OBLIGATIONS are debt securities issued by states and their political subdivisions, agencies, authorities and instrumentalities to finance public works facilities, to pay general operating expenses or to refinance outstanding debt. Municipal obligations may also be issued to finance various private activities for the construction of housing, educational or medical facilities or the financing of privately owned or operated facilities. The two principal types of municipal obligations are general obligation bonds and revenue bonds, including industrial revenue bonds. General obligation bonds are backed by the issuer's full faith and credit and taxing power. Revenue bonds are backed by the revenues of a specific project, facility or tax. Industrial revenue bonds are backed by the credit of a private user of the facility. Municipal obligations pay interest that is, in the opinion of bond counsel to the issuer, exempt from federal income tax, including the alternative minimum tax.

      o Ohio Municipal Obligations are issued by the State of Ohio and its agencies. They pay interest that is, in the opinion of bond counsel to the issuer, exempt from both federal income tax and Ohio personal income tax.

FLOATING AND VARIABLE RATE MUNICIPAL OBLIGATIONS are municipal obligations with interest rates that are adjusted when a specific interest rate index changes (floating rate obligations) or on a schedule (variable rate obligations). Although there may not be an active secondary market for a particular floating or variable rate obligation, these obligations usually have demand features that permit a Fund to demand payment in full of the principal and interest. Obligations with demand features are often secured by letters of credit issued by a bank or other financial institution. A letter of credit may reduce the risk that an entity will not be able to meet the Fund's demand for repayment of principal and interest.

WHEN-ISSUED OBLIGATIONS are municipal obligations that are paid for and delivered within 15 to 45 days after the date of purchase. A Fund investing in when-issued obligations will maintain a segregated account of cash or liquid securities to pay for its when-issued obligations and this account will be valued daily in order to account for market fluctuations in the value of its when-issued obligations.

OBLIGATIONS WITH PUTS ATTACHED are municipal obligations that may be resold back to the seller at a specific price or yield within a specific period of time. A Fund will purchase obligations with puts attached for liquidity purposes and may pay a higher price for obligations with puts attached than the price of similar obligations without puts attached. The purchase of obligations with puts attached involves the risk that the seller may not be able to repurchase the underlying obligation.

LEASE OBLIGATIONS are municipal obligations that constitute participations in lease obligations of municipalities to acquire land and a wide variety of equipment and facilities. While a lease obligation is not a general obligation of the municipality that has pledged its taxing power, a lease obligation is ordinarily backed by the municipality's promise to budget for, appropriate for and make payments due under the obligation. Some lease obligations may contain specific clauses providing that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on an annual basis.

INSURED MUNICIPAL OBLIGATIONS are obligations that are further secured by financial guarantee insurance that requires the insurer to make payments of principal and interest, when due, if the issuer defaults on its payments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUNDS?

INTEREST RATE RISK

      o OHIO TAX-FREE BOND FUND. The Ohio Tax-Free Bond Fund is subject to the risk that the market value of its portfolio securities will decline because of rising interest rates. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Generally, the longer the maturity of a debt security, the greater its price sensitivity to changes in interest rates. To compensate investors for this higher risk, debt securities with longer maturities generally offer higher yields than debt securities with shorter maturities.

      o TAX-FREE MONEY MARKET FUND AND OHIO TAX-FREE MONEY MARKET FUND (THE "MONEY MARKET FUNDS"). The yield of the Money Market Funds will vary from day to day due to changes in interest rates. Generally, each Money Market Fund's yield will increase when interest rates increase and will decrease when interest rates decrease.

NON-DIVERSIFICATION RISK (OHIO TAX-FREE BOND FUND AND OHIO TAX-FREE MONEY MARKET
FUND). Subject to federal income tax restrictions relating to the Funds' qualification as registered investment companies ("RICs"), a non-diversified fund may invest a significant percentage of its assets in the securities of a single issuer. Because the Fund's holdings may be concentrated in a single issuer, the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund.

SECTOR FOCUS RISK (ALL FUNDS). A Fund that focuses its investments in the securities of a particular bond market segment (e.g., housing agency bonds or airport bonds) is subject to the risk that adverse circumstances will have a greater impact on the Fund than a fund that does not focus its investments. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

MUNICIPAL MARKET DISRUPTION RISK (ALL FUNDS). The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced before Congress from time to time. Proposals also may be introduced before state legislatures that would affect the state tax treatment of a municipal fund's distributions. If such proposals were enacted, the availability of municipal securities and the value of a municipal fund's holdings would be affected, and the Trustees would reevaluate the Fund's investment objectives and policies. Municipal bankruptcies are relatively rare, and certain provisions of the U.S. Bankruptcy Code governing such bankruptcies are unclear and remain untested. Further, the application of state law to municipal issuers could produce varying results among the states or among municipal securities issuers within a state. These legal uncertainties could affect the municipal securities market generally, certain specific segments of the market, or the relative credit quality of particular securities. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal or political developments might affect all or a substantial portion of the Funds' municipal securities in the same manner.

In addition, the United States has recently experienced significant disruption to its financial markets impacting the liquidity and volatility of municipal securities, including municipal securities in which the Fund may invest. Such disruptions to the financial markets may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders by subjecting the income from the Fund to tax. Any of these effects could have a significant impact on the prices of some or all of the municipal securities held by a Fund.

CREDIT RISK (ALL FUNDS). The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

STATE RISK

      o OHIO TAX-FREE BOND FUND AND OHIO TAX-FREE MONEY MARKET FUND. Economic and political conditions in the state of Ohio may impact the value of Ohio municipal obligations. Ohio has a broad and diverse economic base that is anchored by manufacturing and includes several regional centers and corporate headquarters in addition to expanding health care and technology sectors. The state operates primarily from its general revenue fund, which is largely funded from sales and personal income taxes. The recession that has gripped the nation for the past year and a half has had a negative impact on Ohio as well, especially given the State's reliance on manufacturing. The unemployment rate averaged 6.6% in 2008 and as of June 2009 reached a high of 11.1%. Income levels have declined with personal income averaging 89% of the national averages. The Ohio Constitution requires a balanced budget and the state legislature signed a budget in July 2009 that is projected to achieve this requirement. The budget closed an estimated deficit of over $1 billion by cutting expenditures and adding both recurring and nonrecurring revenues. Despite below average economic growth and lower income levels, conservative fiscal management has led to very strong ratings for the State's general obligation debt. The State is rated AA+ and Aa2 by Standard and Poor's and Moody's, respectively.

WHAT ARE SOME OF THE OTHER RISKS OF INVESTING IN THE FUNDS?

TAX RISK (ALL FUNDS). Certain provisions of the Internal Revenue Code of 1986, as amended, relating to the issuance of municipal obligations may reduce the volume of municipal securities that qualify for federal tax exemptions. Proposals that may further restrict or eliminate the income tax exemptions for interest on municipal obligations may be introduced in the future. If any such proposal became law, it may reduce the number of municipal obligations available for purchase by a Fund and could adversely affect the Fund's shareholders by subjecting the income from the Fund to tax. If this occurs, the Fund would reevaluate its investment goals and strategies and may submit possible changes in its structure to shareholders.

LENDING OF PORTFOLIO SECURITIES (ALL FUNDS). The Funds may lend their portfolio securities to brokers, dealers and financial institutions under guidelines adopted by the Board of Trustees, including a requirement that the Fund must receive collateral equal to no less than 100% of the market value of the securities loaned. The risk in lending portfolio securities, as with other extensions of credit, consists of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, a Fund's sub-advisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower. More information on securities lending is available in the Statement of Additional Information ("SAI").

WHERE CAN I FIND INFORMATION ABOUT THE FUNDS' PORTFOLIO HOLDINGS DISCLOSURE POLICIES?

A description of the Funds' policies and procedures for disclosing portfolio securities is available in the SAI and can also be found on the Fund's website at www.touchstoneinvestments.com.

THE FUNDS' MANAGEMENT

INVESTMENT ADVISOR
TOUCHSTONE ADVISORS, INC. ("TOUCHSTONE ADVISORS" OR THE "ADVISOR") 303 BROADWAY, SUITE 1100, CINCINNATI, OHIO 45202

Touchstone Advisors has been a registered investment advisor since 1994. As of September 30, 2009, Touchstone Advisors had approximately $5.6 billion in assets under management. As the Funds' Advisor, Touchstone Advisors continuously reviews, supervises and administers the Funds' investment programs and also ensures compliance with the Funds' investment policies and guidelines.

Touchstone Advisors is responsible for selecting each Fund's sub-advisor, subject to approval by the Board of Trustees. Touchstone Advisors selects a sub-advisor that has shown good investment performance in its areas of expertise. Touchstone Advisors considers various factors in evaluating a sub-advisor, including:

      o     Level of knowledge and skill
      o     Performance as compared to its peers or benchmark
      o     Consistency of performance over 5 years or more
      o     Level of compliance with investment rules and strategies
      o     Employees, facilities and financial strength
      o     Quality of service

Touchstone Advisors will also continually monitor the Sub-Advisor's performance through various analyses and through in-person, telephone and written consultations with the Sub-Advisor. Touchstone Advisors discusses its expectations for performance with the Sub-Advisor and provides evaluations and recommendations to the Board of Trustees, including whether or not the Sub-Advisor's contract should be renewed, modified or terminated.

The SEC has granted an exemptive order that permits the Trust or Touchstone Advisors, under certain conditions, to select or change unaffiliated sub-advisors, enter into new sub-advisory agreements or amend existing sub-advisory agreements without first obtaining shareholder approval. The Funds must still obtain shareholder approval of any sub-advisory agreement with a sub-advisor affiliated with the Trust or Touchstone Advisors other than by reason of serving as a sub-advisor to one or more Touchstone Funds. Shareholders of a Fund will be notified of any change in its Sub-Advisor.

Touchstone Advisors is also responsible for running all of the operations of the Funds, except those that are subcontracted to the Sub-Advisor, custodian, transfer agent and other parties. For its services, Touchstone Advisors is entitled to receive a base investment advisory fee from each Fund at an annualized rate, based on the average daily net assets of the Fund. The fee to be paid to Touchstone Advisors by each Fund during its current fiscal year is set forth below. Touchstone Advisors pays sub-advisory fees to each sub-advisor from its advisory fees.

During the most recent fiscal year, the fee paid to Touchstone Advisors by each Fund (except the Ohio Tax-Free Money Market Fund) was 0.50% of its average daily net assets. The fee paid to Touchstone Advisors by the Ohio Tax-Free Money Market Fund was 0.43% of its average daily net assets. These advisory fees are net of advisory fees waived by Touchstone Advisors, if any.

CONTRACTUAL FEE WAIVER AGREEMENT

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to keep the Funds' total operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of "Acquired Fund Fees and Expenses," if any, other extraordinary expenses not incurred in the ordinary course of Touchstone's business and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940
Act) limited. As a result, the Funds' total operating expenses (including Rule 12b-1 fees) will not exceed the amounts set forth below. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect until October 31, 2010 (March 1, 2011 for Tax-Free Money

Market Fund Class S shares).

Ohio Tax-Free Bond Fund Class A                                0.85%
Ohio Tax-Free Bond Fund Class C                                1.60%
Ohio Tax-Free Money Market Fund Class A                        0.75%
Ohio Tax-Free Money Market Fund Institutional Shares           0.50%
Tax-Free Money Market Fund Class A                             0.89%
Tax-Free Money Market Fund Class S                             0.90%

SUB-ADVISOR

FORT WASHINGTON INVESTMENT ADVISORS, INC. (THE "SUB-ADVISOR" OR "FORT WASHINGTON") 303 BROADWAY, SUITE 1200, CINCINNATI, OHIO 45202

Fort Washington has been a registered investment advisor since 1990 and provides investment advisory services to individuals, institutions, mutual funds and variable annuity products. Fort Washington makes the daily decisions regarding buying and selling specific securities for each Fund, according to the Fund's investment goals and strategies.

John J. Goetz, CFA, is primarily responsible for managing each Fund's portfolio. Mr. Goetz has been a Vice President and Senior Portfolio Manager of Fort Washington since 2000 and was employed by the Funds' previous investment adviser from 1981 until 2000. Jay M. Devine is the co-manager of the Money Market Funds. Mr. Devine began working at Fort Washington in July 2000 as a Money Market Analyst and was named Portfolio Manager in September 2001.

Fort Washington is an affiliate of Touchstone Advisors. Therefore, Touchstone Advisors may have a conflict of interest when making decisions to keep Fort Washington as a Fund Sub-Advisor. The Board of Trustees reviews Touchstone Advisors' decisions, with respect to the retention of Fort Washington, to reduce the possibility of a conflict of interest situation.

SUB-ADVISORY FEES

Touchstone Advisors pays sub-advisory fees to the Sub-Advisor from its advisory fees. The fees that the Sub-Advisor receives are included in the advisory fees.

ADDITIONAL INFORMATION

The SAI provides additional information about each portfolio manager's compensation structure, other managed accounts and ownership of securities in their managed Funds. A discussion of the basis for the Board of Trustees' approval of the Funds' advisory and sub-advisory agreements is in the Trust's December 31, 2008 Semiannual Report.

CHOOSING A CLASS OF SHARES

SHARE CLASS OFFERINGS. The Ohio Tax-Free Bond Fund offers Class A and Class C shares. The Ohio Tax-Free Money Market Fund offers Class A and Institutional shares. The Tax-Free Money Market Fund offers Class A and Class S shares. Each class of shares has different fees and features. The amount of fees you pay will depend on which class of shares you decide to purchase.

OHIO TAX-FREE BOND FUND - CLASS A SHARES

The offering price of Class A shares is equal to its net asset value ("NAV") plus a front-end sales charge that you pay when you buy your shares. The front-end sales charge is generally deducted from the amount of your investment. The Class A shares of the Tax-Free Money Market Fund and Ohio Tax-Free Money Market Fund are not subject to the front-end sales charge. Class A shares are subject to a 12b-1 fee.

CLASS A SALES CHARGE. The following table shows the amount of front-end sales charge you will pay on purchases of Class A shares of the Ohio Tax-Free Bond Fund. The amount of front-end sales charge is shown as a percentage of (1) offering price and (2) the net amount invested after the charge has been subtracted. Note that the front-end sales charge gets lower as your investment amount gets larger.

                                                                  Sales Charge
                                               Sales Charge          as % of
                                                  as % of           Net Amount
Amount of Your Investment                      Offering Price       Invested
--------------------------------------------------------------------------------
Under $50,000                                      4.75%             4.99%
$50,000 but less than $100,000                     4.50%             4.71%
$100,000 but less than $250,000                    3.50%             3.63%
$250,000 but less than $500,000                    2.95%             3.04%
$500,000 but less than $1 million                  2.25%             2.30%
$1 million or more                                 0.00%             0.00%
--------------------------------------------------------------------------------


WAIVER OF CLASS A SALES CHARGE. There is no front-end sales charge if you invest $1 million or more in Class A shares of the Ohio Tax-Free Bond Fund. If you redeem shares that were part of the $1 million breakpoint purchase within one year, you may pay a contingent deferred sales charge ("CDSC") of 1% on the shares redeemed, if a commission was paid by Touchstone Securities, Inc. ("Touchstone") to a participating unaffiliated broker-dealer. There is no front-end sales charge on exchanges between Funds or dividends reinvested in the Fund. In addition, there is no front-end sales charge on the following purchases:


o Purchases by registered representatives or other employees (and their immediate family members*) of broker-dealers, banks, or other financial institutions having selling agreements with Touchstone.

o Purchases in accounts as to which a broker-dealer or other financial intermediary charges an asset management fee economically comparable to a sales charge, provided the broker-dealer or other financial intermediary has a selling agreement with Touchstone.

o Purchases by a trust department of any financial institution in its capacity as trustee to any trust.

o Purchases through authorized processing organizations described in this Prospectus.

o Purchases by an employee benefit plan having more than 25 eligible employees or a minimum of $250,000 invested in the Touchstone Funds.

o Purchases by an employee benefit plan that is provided administrative services by a third party administrator that has entered into a special service arrangement with Touchstone.

o Purchases by shareholders who owned shares of Touchstone Funds Group Trust as of November 17, 2006 who are purchasing additional shares for their account or opening new accounts in any Touchstone Fund. If you are purchasing shares through a financial intermediary, you must notify the intermediary at the time of purchase that a purchase qualifies for a sales load waiver and you may be required to provide copies of account statements verifying your qualification.

o Reinvestment of redemption proceeds from Class A or Class B shares of any Touchstone Fund if the reinvestment occurs within 90 days of redemption.

* Immediate family members are defined as the spouse, parents, siblings, domestic partner, natural or adopted children, mother-in-law, father-in-law, brother-in-law and sister-in-law of a registered representative or employee. The term "employee" is deemed to include current and retired employees.


In addition, Class A shares may be purchased with no front-end sales charge through certain mutual fund programs sponsored by qualified intermediaries, such as broker-dealers and investment advisers. In each case, the intermediary has entered into an agreement with Touchstone to include the Touchstone Funds in their program without the imposition of a sales charge. The intermediary provides investors participating in the program with additional services, including advisory, asset allocation, recordkeeping or other services. You should ask your financial institution if it offers and you are eligible to participate in such a mutual fund program and whether participation in the program is consistent with your investment goals. The intermediaries sponsoring or participating in these mutual fund programs also may offer their clients other classes of shares of the funds and investors may receive different levels of services or pay different fees depending upon the class of shares included in the program. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.



Sales charge waivers must be qualified in advance by Touchstone by marking the appropriate section on the investment application and completing the "Eligibility for Exemption from Sales Charge" form. You can obtain the application and form by calling Touchstone at 1.800.543.0407 or by visiting the touchstoneinvestments.com website. Purchases at NAV may be made for investment only, and the shares may not be resold except through redemption by or on behalf of the Fund. At the option of the Fund, the front-end sales charge may be included on future purchases.


REDUCED CLASS A SALES CHARGE. You may also purchase Class A shares of the Ohio Tax-Free Bond Fund at the reduced sales charges shown in the table above through the Rights of Accumulation Program or by signing a Letter of Intent. The following purchasers ("Qualified Purchasers") may qualify for a reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o an individual, an individual's spouse, an individual's children under the age of 21; or
      o a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; or
      o employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases are provided; or
      o an organized group, provided that the purchases are made through a central administrator, a single dealer or other means which result in economy of sales effort or expense.

The following accounts ("Qualified Accounts") held in Class A shares of any Touchstone Fund sold with a front-end sales charge may be grouped together to qualify for the reduced sales charge under the Rights of Accumulation Program or Letter of Intent:

      o     Individual accounts
      o     Joint tenant with rights of survivorship accounts
      o     Uniform gift to minor accounts ("UGTMA")
      o     Trust accounts
      o     Estate accounts
      o     Guardian/Conservator accounts
      o     IRA accounts, including Traditional, Roth, SEP, and SIMPLE accounts
      o     Coverdell Education Savings Accounts

RIGHTS OF ACCUMULATION PROGRAM. Under the Rights of Accumulation Program, you may qualify for a reduced sales charge by aggregating all of your investments held in a Qualified Account. You or your dealer must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide either a list of account numbers or copies of account statements verifying your qualification. If your shares are held directly in a Touchstone Fund or through a dealer, you may combine the historical cost or current NAV (whichever is higher) of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. Historical cost is the price you actually paid for the shares you own, plus your reinvested dividends and capital gains. If you are using historical cost to qualify for a reduced sales charge, you should retain any records to substantiate your historical costs since the Fund, its transfer agent or your broker-dealer may not maintain this information.

If your shares are held through financial intermediaries and/or in a retirement account (such as a 401(k) or employee benefit plan), you may combine the current NAV of your existing Class A shares of any Touchstone Fund sold with a front-end sales charge with the amount of your current purchase in order to take advantage of the reduced sales charge. You or your financial intermediary must notify Touchstone at the time of purchase that a purchase qualifies for a reduced sales charge under the Rights of Accumulation Program and must provide copies of account statements dated within three months of your current purchase verifying your qualification.

Upon receipt of the above referenced supporting documentation, Touchstone will calculate the combined value of all of the Qualified Purchaser's Qualified Accounts to determine if the current purchase is eligible for a reduced sales charge. Purchases made for nominee or street name accounts (securities held in the name of a dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with purchases for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

LETTER OF INTENT. If you plan to invest at least $50,000 (excluding any reinvestment of dividends and capital gains distributions) during the next 13 months in Class A shares of any Touchstone Fund sold with a front-end sales charge, you may qualify for a reduced sales charge by completing the Letter of Intent section of your account application. A Letter of Intent indicates your intent to purchase at least $50,000 in Class A shares of any Touchstone Fund sold with a front-end sales charge over the next 13 months in exchange for a reduced sales charge indicated on the above chart. The minimum initial investment under a Letter of Intent is $10,000. You are not obligated to purchase additional shares if you complete a Letter of Intent. However, if you do not buy enough shares to qualify for the projected level of sales charge by the end of the 13-month period (or when you sell your shares, if earlier), your sales charge will be recalculated to reflect your actual purchase level. During the term of the Letter of Intent, shares representing 5% of your intended purchase will be held in escrow. If you do not purchase enough shares during the 13-month period to qualify for the projected reduced sales charge, the additional sales charge will be deducted from your escrow account. If you have purchased Class A shares of any Touchstone Fund sold with a front-end sales charge within 90 days prior to signing a Letter of Intent, they may be included as part of your intended purchase. You must provide either a list of account numbers or copies of account statements verifying your purchases within the past 90 days.

OTHER INFORMATION. Information about sales charges and breakpoints is also available in a clear and prominent format on the touchstoneinvestments.com website. You can access this information by selecting "Sales Charges and Breakpoints" under the "Pricing & Performance" link. For more information about qualifying for a reduced or waived sales charge, contact your financial advisor or contact Touchstone at 1.800.543.0407.

OHIO TAX-FREE BOND FUND - CLASS C SHARES

Class C shares are sold at NAV without an initial sales charge so that the full amount of your purchase payment may be immediately invested in the Fund. A CDSC of 1.00% will be charged on Class C shares redeemed within 1 year after you purchased them. Class C shares are subject to a 12b-1 fee.

BECAUSE IN MOST CASES IT IS MORE ADVANTAGEOUS TO PURCHASE CLASS A SHARES FOR AMOUNTS OF $1 MILLION OR MORE, A REQUEST TO PURCHASE CLASS C SHARES FOR $1 MILLION OR MORE WILL BE CONSIDERED AS A PURCHASE REQUEST FOR CLASS A SHARES OR DECLINED.

OHIO TAX-FREE MONEY MARKET FUND - CLASS A AND INSTITUTIONAL SHARES

Class A Shares are subject to a 12b-1 distribution fee of up to 0.25% of average daily net assets.

Institutional Shares are not subject to a 12b-1 distribution fee, but have a higher minimum initial investment requirement and do not offer checkwriting, the automatic investment plan or the systematic withdrawal plan. The minimum initial investment in Institutional shares ordinarily is $500,000.

DISTRIBUTION ARRANGEMENTS

12B-1 DISTRIBUTION PLANS

OHIO TAX-FREE BOND FUND. The Fund has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 (referred to as the "1940 Act") for its Class A and Class C shares. Each plan allows the Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, the Fund pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, the Fund pays an annual fee of up to 1.00% of average daily net assets attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). Because these fees are paid out of the Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

MONEY MARKET FUNDS. Each Money Market Fund has adopted a distribution plan under Rule 12b-1 of the 1940 Act for its shares. The plan allows Class A shares of the Tax-Free Money Market Fund and Class A shares of the Ohio Tax-Free Money Market Fund to pay an annual fee of up to 0.25% of average daily net assets for the sale and distribution of shares. The plan allows Class S shares of the Tax -Free Money Market Fund to pay an annual fee of up to 1.00% of average daily net assets that are attributable to Class S shares (of which up to 0.75% is a distribution fee and up to 0.25% is an account maintenance fee). However, the current annual 12b-1 fees for Class S shares of the Tax-Free Money Market Fund are limited to up to 0.35% of the average daily net assets attributable to that class. Because these fees are paid out of a Money Market Fund's assets on an ongoing basis, they will increase the cost of your investment and over time may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Touchstone, the Trust's principal underwriter, at its expense (from a designated percentage of its income) currently provides additional compensation to certain dealers. Touchstone pursues a focused distribution strategy with a limited number of dealers who have sold shares of a Fund or other Touchstone Funds. Touchstone reviews and makes changes to the focused distribution strategy on a continual basis. These payments are generally based on a pro rata share of a dealer's sales. Touchstone may also provide compensation in connection with conferences, sales or training programs for employees, seminars for the public, advertising and other dealer-sponsored programs. Touchstone Advisors, at its expense, may also provide additional compensation to certain affiliated and unaffiliated dealers, financial intermediaries or service providers for distribution, administrative and/or shareholder servicing activities. Touchstone Advisors may also reimburse Touchstone for making these payments.

INVESTING WITH TOUCHSTONE

CHOOSING THE APPROPRIATE INVESTMENTS TO MATCH YOUR GOALS. Investing well requires a plan. We recommend that you meet with your financial advisor to plan a strategy that will best meet your financial goals.

PURCHASING YOUR SHARES

Please read this Prospectus carefully and then determine how much you want to invest. You may purchase shares of the Funds directly from Touchstone, through your financial advisor, or through a processing organization (Class S shares are available only through your financial advisor). In any event, you must complete an investment application. Shares of the Funds may not be eligible for sale in your state of residence. You may obtain an investment application from Touchstone or your financial advisor, or by visiting our website at www.touchstoneinvestments.com.

INVESTOR ALERT: Each Touchstone Fund reserves the right to restrict or reject any purchase request, including exchanges from other Touchstone Funds, that it regards as disruptive to efficient portfolio management. For example, a purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor. (See "Market Timing Policy" in this Prospectus.) The initial and additional investment minimums of the Funds may change at any time.

OPENING AN ACCOUNT

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING AN ACCOUNT

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, residential address, date of birth, government identification number and other information that will allow us to identify you. We may also ask to see your driver's license or other identifying documents. If we do not receive these required pieces of information, there may be a delay in processing your investment request, which could subject your investment to market risk. If we are unable to immediately verify your identity, the Fund may restrict further investment until your identity is verified. However, if we are unable to verify your identity, the Fund reserves the right to close your account without notice and return your investment to you at the price determined at the end of business (usually 4:00 p.m. eastern time ("ET")) on the day your account is closed. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

INVESTING IN THE FUNDS

ALL SHARE CLASSES EXCEPT CLASS S SHARES:

BY MAIL OR THROUGH YOUR FINANCIAL ADVISOR

o Please make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds. We do not accept third party checks for initial investments.
o Send your check with the completed investment application by regular mail to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203.
o Your application will be processed subject to your check clearing. If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.
o     You may also open an account through your financial advisor.

BY EXCHANGE

o You may exchange shares of the Funds for shares of the same class of another Touchstone Fund (subject to the applicable sales charge, if any). You may also exchange Class A or Class C shares of a Fund for Class A shares of any Touchstone money market fund, except the Institutional Money Market Fund.
o     You do not have to pay any exchange fee for your exchange.

o Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the exchanged shares. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
o If you exchange Class C shares for Class A shares of any Touchstone money market fund, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However, if you exchange back into your original Class C shares, the prior holding period of your Class C shares will be added to your current holding period of Class C shares in calculating the CDSC.
o If you purchased Class A shares for $1 million or more at NAV and compensation was paid to an unaffiliated broker-dealer and you exchange all or a portion of the shares into any Touchstone money market fund within 12 months of the original purchase, the amount of time you hold shares of the money market fund will not be added to the holding period of your original shares for the purpose of calculating the CDSC, if you later redeem the exchanged shares. However if you exchange back into Class A shares, the prior holding period of your Class A shares will be added to your current holding period of Class A shares in calculating the CDSC.
o You should carefully review the disclosure provided in the Prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

CLASS S SHARES:

Cash accumulations in accounts with broker-dealers and financial institutions with selling agreements with Touchstone may be automatically invested in Class S shares of the Fund on a Business Day selected by the institution or customer, or when the account balance reaches a predetermined dollar amount.

o Before investing in the Fund through your financial institution, you should read any materials provided by your financial institution together with this Prospectus. You should also ask the financial institution if they are authorized by Touchstone to receive purchase and sales orders on their behalf. If the financial institution is not authorized, then your order could be rejected which could subject your investment to market risk.
o Your financial institution will act as the shareholder of record of your Class S shares.
o Purchase orders received by financial institutions by 4:00 p.m. ET are processed at that day's NAV. Purchase orders received by financial institutions after 4:00 p.m. ET are processed at the NAV next determined on the following Business Day. It is the responsibility of the financial institution to transmit orders that will be received by Touchstone in proper form and in a timely manner.
o If the NYSE closes early, the time that your purchase orders must be received may be earlier.
o You may receive a dividend in the Fund on the Business Day you wire an investment if your financial institution notifies Touchstone of the wire by 12:00 noon ET on that day. Your purchase will be priced based on the Fund's NAV next computed after the order is received in proper form.
o Touchstone considers a purchase or sales order as received when an authorized financial institution, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV next computed after the order is received in proper form. A purchase or sales order transmitted through a financial institution that is not authorized by Touchstone may be rejected.
o Financial institutions may set different minimum initial and additional investment requirements, may impose other restrictions or may charge you fees for their services.
o Financial institutions may designate intermediaries to accept purchase and sales orders on the Fund's behalf.
o Shares held through a financial institution may be transferred into your name following procedures established by your financial institution and Touchstone.
o Your financial institution may receive compensation from the Fund, Touchstone, Touchstone Advisors or their affiliates.
o     For more information about how to purchase shares, call Touchstone at
      1.800.543.0407 or call your financial institution.

BY EXCHANGE

o You may exchange Class S shares of the Fund for Class S shares of another Touchstone money market fund. o You do not have to pay a fee for your exchange.

o You should carefully review the disclosure provided in the prospectus relating to the exchanged-for shares before making an exchange of your Fund shares.

SPECIAL TAX CONSIDERATION

For federal income tax purposes, an exchange of shares in one Fund for shares of another Fund is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

THROUGH PROCESSING ORGANIZATIONS

You may also purchase shares of the Funds through a "processing organization," (e.g., a mutual fund supermarket) which is a broker-dealer, bank or other financial institution that purchases shares for its customers. Some of the Touchstone Funds have authorized certain processing organizations ("Authorized Processing Organizations") to receive purchase and sales orders on their behalf. Before investing in the Funds through a processing organization, you should read any materials provided by the processing organization together with this Prospectus. You should also ask the processing organization if they are authorized by the Touchstone Funds to receive purchase and sales orders on their behalf. If the processing organization is not authorized, then your purchase order could be rejected which could subject your investment to market risk. When shares are purchased with an Authorized Processing Organization, there may be various differences compared to investing directly with Touchstone. The Authorized Processing Organization may:

      o     Charge a fee for its services
      o     Act as the shareholder of record of the shares
      o     Set different minimum initial and additional investment requirements
      o     Impose other charges and restrictions
      o Designate intermediaries to accept purchase and sales orders on the Funds' behalf

Touchstone considers a purchase or sales order as received when an Authorized Processing Organization, or its authorized designee, receives the order in proper form. These orders will be priced based on the Fund's NAV or offering price (which is NAV plus any applicable sales charge), if applicable, next computed after such order is received in proper form by an Authorized Processing Organization, or its authorized designee. A purchase or sales order transmitted through an entity that is not an Authorized Processing Organization, or its authorized designee, may be rejected.

Shares held through an Authorized Processing Organization may be transferred into your name following procedures established by your Authorized Processing Organization and Touchstone. Certain Authorized Processing Organizations may receive compensation from the Funds, Touchstone, Touchstone Advisors or their affiliates.

It is the responsibility of an Authorized Processing Organization to transmit properly completed orders so that they will be received by Touchstone in a timely manner.

PRICING OF PURCHASES

Each Fund's share price (NAV) and public offering price (NAV plus any applicable sales charge) are normally determined every day the New York Stock Exchange ("NYSE") is open for trading ("Business Day") at 4:00 p.m. ET. We price direct purchases in the Funds based upon the next determined public offering price after your order is received. Direct purchase orders received by Touchstone, or an Authorized Processing Organization, by 4:00 p.m. ET, are processed at that day's public offering price. Direct purchase orders received by Touchstone, or an Authorized Processing Organization, after 4:00 p.m. ET, are processed at the public offering price next determined on the following Business Day. If the NYSE closes early, the time that your purchase order must be received may be earlier and the Funds' shares may be priced earlier.

ADDING TO YOUR ACCOUNT

BY CHECK

o Complete the investment form provided at the bottom of a recent account statement.
o Make your check (drawn on a U.S. bank and payable in U.S. dollars) payable to the Touchstone Funds.
o     Write your account number on the check.
o Either: (1) Mail the check with the investment form to Touchstone; or (2) Mail the check directly to your financial advisor at the address printed on your account statement. Your financial advisor is responsible for forwarding payment promptly to Touchstone.
o If your check is returned for insufficient funds or uncollected funds, you may be charged a fee and you will be responsible for any resulting loss to the Fund.

BY WIRE

o     Contact Touchstone or your financial advisor for further instructions.
o Contact your bank and ask it to wire federal funds to Touchstone. Specify your name and account number when remitting the funds.
o     Banks may charge a fee for handling wire transfers.
o If you notify Touchstone by 12:00 noon ET that you are placing a wire purchase order in a Money Market Fund and send your wire purchase order to Touchstone by the close of the Federal Reserve wire transfer system that day, you will be entitled to receive that day's dividend. If Touchstone does not receive your wire purchase order by the close of the Federal Reserve wire transfer system on the day you place your order, your purchase will be canceled and you will be responsible for any resulting loss or fees incurred by the Money Market Fund.

BY EXCHANGE

o You may add to your account by exchanging shares from an unaffiliated mutual fund or from another Touchstone Fund.
o For information about how to exchange shares among the Touchstone Funds, see "Investing in the Funds - By exchange" in this Prospectus.

AUTOMATIC INVESTMENT OPTIONS

The various ways that you can automatically invest in the Funds are outlined below. Touchstone does not charge any fees for these services. For further details about these services, call Touchstone at 1.800.543.0407.

AUTOMATIC INVESTMENT PLAN. You can pre-authorize monthly investments of $50 or more in a Fund to be processed electronically from a checking or savings account. You will need to complete the appropriate section in the investment application to do this. Amounts that are automatically invested in a Fund will not be available for redemption until three Business Days after the automatic investment. This option is not available to Institutional shares of the Ohio Tax-Free Money Market Fund or the Class S shares of the Tax-Free Money Market Fund.

REINVESTMENT/CROSS REINVESTMENT. Dividends and capital gains can be automatically reinvested in the Fund that pays them or in the same class of shares of another Touchstone Fund without a fee or sales charge. Dividends and capital gains will be reinvested in the Fund that pays them, unless you indicate otherwise on your investment application. You may also choose to have your dividends or capital gains paid to you in cash. If you elect to receive dividends and distributions in cash and the payment (1) is returned and marked as "undeliverable" or (2) is not cashed for six months, your cash election will be changed automatically and future dividends will be reinvested in the Fund at the per share net asset value determined as of the date of payment. In addition, any undeliverable checks or checks that are not cashed for six months will be cancelled and then reinvested in the Fund at the per share NAV determined as of the date of cancellation.

DIRECT DEPOSIT PURCHASE PLAN. You may automatically invest Social Security checks, private payroll checks, pension payouts or any other pre-authorized government or private recurring payments in the Funds. This option is not available to Institutional shares of the Ohio Tax-Free Money Market Fund or the Class S shares of the Tax-Free Money Market Fund.

DOLLAR COST AVERAGING. Our dollar cost averaging program allows you to diversify your investments by investing the same amount on a regular basis. You can set up periodic automatic exchanges of at least $50 from one Touchstone Fund to any other. The applicable sales charge, if any, will be assessed.

SELLING YOUR SHARES

You may sell some or all of your shares on any Business Day. If your request is received by Touchstone, or an Authorized Processing Organization, in proper form by 4:00 p.m. ET, you will receive a price based on that day's NAV for the shares you sell. Otherwise, the price you receive will be based on the NAV that is next calculated. If the NYSE closes early, the time that your sale request must be received may be earlier.

ALL SHARE CLASSES EXCEPT CLASS S SHARES:

BY TELEPHONE

o You can sell or exchange your shares over the telephone, unless you have specifically declined this option. If you do not wish to have this ability, you must mark the appropriate section of the investment application.
o You may only sell shares over the telephone if the amount is less than $100,000.
o     To sell your Fund shares by telephone, call Touchstone at 1.800.543.0407.
o If we receive your sale request by 4:00 p.m. ET, the sale of your shares will be processed at the next determined NAV on that Business Day. Otherwise it will occur on the next Business Day.
o The proceeds of sales of shares in a Money Market Fund may be wired to you on the same day of your telephone request, if your request is properly made by 12:00 noon ET.
o Interruptions in telephone service could prevent you from selling your shares by telephone when you want to. When you have difficulty making telephone sales, you should mail to Touchstone (or send by overnight delivery), a written request for the sale of your shares.
o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

            o     Requiring personal identification
            o Making checks payable only to the owner(s) of the account shown on Touchstone's records
            o Mailing checks only to the account address shown on Touchstone's records
            o Directing wires only to the bank account shown on Touchstone's records
            o Providing written confirmation for transactions requested by telephone
            o     Digitally recording instructions received by telephone

BY MAIL

o     Write to Touchstone.
o     Indicate the number of shares or dollar amount to be sold.
o     Include your name and account number.
o Sign your request exactly as your name appears on your investment application.
o You may be required to have your signature guaranteed (see "Signature Guarantees" in this Prospectus for more information).

BY WIRE

o     Complete the appropriate information on the investment application.
o You may be charged a fee by Touchstone's custodian and by your bank. (There is no fee charged by Touchstone's custodian for wire redemptions of Institutional shares in the Ohio Tax-Free Money Market Fund.)

o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
o Your redemption proceeds may be deposited without a charge directly into your bank account through an Automated Clearing House ("ACH") transaction. Contact Touchstone for more information.

BY CHECK

o You may establish checkwriting privileges in the Tax-Free Money Market Fund and the Ohio Tax-Free Money Market Fund (Class A shares only) and redeem shares by check.
o     There is no fee for writing checks.
o The minimum amount of each check redemption is $100. Checks written for less than the minimum amount may be returned. You may be charged a fee for returned checks.
o Checks will be processed at the NAV on the day the check is presented to the custodian for payment.
o If the amount of your check is more than the value of the shares held in your account, the check will be returned and you may be charged a fee for insufficient funds.
o     Checks cannot be certified.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN

o You may elect to receive, or send to a third party, withdrawals of $50 or more if your account value is at least $5,000.
o     Withdrawals can be made monthly, quarterly, semiannually or annually.
o     There is no special fee for this service.
o The systematic withdrawal plan is not available to Institutional shares of the Ohio Tax-Free Money Market Fund.

SPECIAL TAX CONSIDERATION

      Systematic withdrawals in the Ohio Tax-Free Bond Fund may result in the sale of your shares at a loss or may result in taxable investment gains.

THROUGH YOUR FINANCIAL ADVISOR OR AUTHORIZED PROCESSING ORGANIZATION

o You may also sell shares by contacting your financial advisor or Authorized Processing Organization, which may charge you a fee for this service. Shares held in street name must be sold through your financial advisor or, if applicable, the Authorized Processing Organization.
o Your financial advisor or Authorized Processing Organization is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.

CLASS S SHARES:

The proceeds of sales of shares in the Fund may be wired to your financial institution on the same day of a telephone or electronic request, if the request is properly made by 12:00 noon ET.

o Your financial institution is responsible for making sure that sale requests are transmitted to Touchstone in proper form and in a timely manner.
o     Your financial institution may charge you a fee for selling your shares.
o Redemption proceeds will only be wired to a commercial bank or brokerage firm in the United States.
o Your financial institution may be required to provide an original Medallion Signature Guaranteed letter of instruction to Touchstone in order to redeem shares in amounts of $100,000 or more.
o In order to protect your investment assets, Touchstone will only follow instructions received by telephone that it reasonably believes to be genuine. However, there is no guarantee that the instructions relied upon will always be genuine and Touchstone will not be liable, in those cases. Touchstone has certain procedures to confirm that telephone instructions are genuine. If it does not follow such procedures in a particular case, it may be liable for any losses due to unauthorized or fraudulent instructions. Some of these procedures may include:

            o     Requiring personal identification
            o Making checks payable only to the owner(s) of the account shown on Touchstone's records
            o Mailing checks only to the account address shown on Touchstone's records

            o Directing wires only to the bank account shown on Touchstone's records
            o Providing written confirmation for transactions requested by telephone
            o     Digitally recording instructions received by telephone

INVESTOR ALERT: Unless otherwise specified, proceeds will be sent to the record owner at the address shown on Touchstone's records.

CONTINGENT DEFERRED SALES CHARGE ("CDSC") - OHIO TAX-FREE BOND FUND

If you purchase $1 million or more Class A shares of the Ohio Tax-Free Bond Fund at NAV, a CDSC of 1.00% may be charged on redemptions made within 1 year of your purchase. If you redeem Class C shares of the Ohio Tax-Free Bond Fund within 1 year of your purchase, a CDSC of 1.00% will be charged.

The CDSC will not apply to redemptions of shares you received through reinvested dividends or capital gains distributions and may be waived under certain circumstances described below. The CDSC will be assessed on the lesser of your shares' NAV at the time of redemption or the time of purchase. The CDSC is paid to Touchstone to reimburse expenses incurred in providing distribution-related services to the Ohio Tax-Free Bond Fund.

No CDSC is applied if:

o The redemption is due to the death or post-purchase disability of a shareholder
o The redemption is from a systematic withdrawal plan and represents no more than 10% of your annual account value

When we determine whether a CDSC is payable on a redemption, we assume that:

o     The redemption is made first from amounts not subject to a CDSC; then
o     From the earliest purchase payment(s) that remain invested in the Fund

The above mentioned CDSC waivers do not apply to redemptions made within one year for purchases of $1 million or more in A Shares of the Touchstone Funds where a commission was paid by Touchstone to a participating unaffiliated dealer.

The SAI contains further details about the CDSC and the conditions for waiving the CDSC.

SIGNATURE GUARANTEES

Some circumstances require that your request to sell shares be made in writing accompanied by an original Medallion Signature Guarantee. A Medallion Signature Guarantee helps protect you against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. Each Fund reserves the right to require a signature guarantee for any request related to your account including, but not limited to:

o Proceeds to be paid when information on your investment application has been changed within the last 30 days (including a change in your name or your address, or the name or address of a payee)
o     Proceeds are being sent to an address other than the address of record
o Proceeds or shares are being sent/transferred from a joint account to an individual's account
o Sending proceeds via wire or ACH when bank instructions have been added or changed within 30 days of your redemption request
o Proceeds or shares are being sent/transferred between accounts with different account registrations

MARKET TIMING POLICY

Market timing or excessive trading in accounts that you own or control may disrupt portfolio investment strategies, may increase brokerage and administrative costs, and may negatively impact investment returns for all shareholders, including long-term shareholders who do not generate these costs. The Ohio Tax-Free Bond Fund will take reasonable steps to discourage excessive short-term trading and will not knowingly accommodate frequent purchases and redemptions of

Fund shares by shareholders. The Board of Trustees has adopted the following policies and procedures with respect to market timing of the Ohio Tax-Free Bond Fund by shareholders. The Fund will monitor selected trades on a daily basis in an effort to deter excessive short-term trading. If the Fund has reason to believe that a shareholder has engaged in excessive short-term trading, the Fund may ask the shareholder to stop such activities or restrict or refuse to process purchases or exchanges in the shareholder's accounts. While the Fund cannot assure the prevention of all excessive trading and market timing, by making these judgments the Fund believes it is acting in a manner that is in the best interests of its shareholders. However, because the Fund cannot prevent all market timing, shareholders may be subject to the risks described above.

Generally, a shareholder may be considered a market timer if he or she has (i) requested an exchange or redemption out of any of the Touchstone Funds within 2 weeks of an earlier purchase or exchange request out of any Touchstone Fund, or
(ii) made more than 2 "round-trip" exchanges within a rolling 90 day period. A "round-trip" exchange occurs when a shareholder exchanges from one Touchstone Fund to another Touchstone Fund and back to the original Touchstone Fund. If a shareholder exceeds these limits, the Funds may restrict or suspend that shareholder's exchange privileges and subsequent exchange requests during the suspension will not be processed. The Funds may also restrict or refuse to process purchases by the shareholder. These exchange limits and excessive trading policies and procedures generally do not apply to purchases and redemptions of money market funds (except in situations where excessive trading may have a detrimental or disruptive effect on share prices or portfolio management of these funds), systematic purchases and redemptions.

Financial intermediaries (such as investment advisors and broker-dealers) often establish omnibus accounts in Touchstone Funds for their customers through which transactions are placed. If a Fund identifies excessive trading in such an account, the Fund may instruct the intermediary to restrict the investor responsible for the excessive trading from further trading in the Fund. In accordance with Rule 22c-2 under the Investment Company Act of 1940, Touchstone Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds' market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds' market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

Touchstone Funds apply these policies and procedures uniformly to all shareholders believed to be engaged in market timing or excessive trading. Touchstone Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future.

HOUSEHOLDING POLICY

The Funds will send one copy of prospectuses and shareholder reports to households containing multiple shareholders with the same last name. This process, known as "householding," reduces costs and provides a convenience to shareholders. If you share the same last name and address with another shareholder and you prefer to receive separate prospectuses and shareholder reports, call Touchstone at 1.800.543.0407 and we will begin separate mailings to you within 30 days of your request. If you or others in your household invest in the Funds through a broker or other financial institution, you may receive separate prospectuses and shareholder reports, regardless of whether or not you have consented to householding on your investment application.

RECEIVING SALE PROCEEDS

OHIO TAX-FREE BOND FUND. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 7 days (normally within 3 Business Days) after receipt of a proper request.

MONEY MARKET FUNDS. Touchstone will forward the proceeds of your sale to you (or to your financial advisor or processing organization) within 3 Business Days (normally within 1 Business Day) after receipt of a proper request.

PROCEEDS SENT TO FINANCIAL ADVISORS OR AUTHORIZED PROCESSING ORGANIZATIONS. Proceeds that are sent to your financial advisor or Authorized Processing Organization will not usually be reinvested for you unless you provide specific instructions to do so. Therefore, the financial advisor or Authorized Processing Organization may benefit from the use of your money.

FUND SHARES PURCHASED BY CHECK. We may delay mailing your redemption proceeds for shares you recently purchased by check until your check clears, which may take up to 15 days. If you need your money sooner, you should purchase shares by bank wire.

REINSTATEMENT PRIVILEGE. You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to Touchstone. If the redemption proceeds were from the sale of your Class A shares, you can reinvest into Class A shares of any Touchstone Fund at NAV. Reinvestment will be at the NAV next calculated after Touchstone receives your request. If the proceeds were from the sale of your Class C shares, you can reinvest those proceeds into Class C shares of any Touchstone Fund. If you paid a CDSC on the reinstated amount, that CDSC will be reimbursed to you upon reinvestment.

SPECIAL TAX CONSIDERATION

      You should contact your tax advisor if you use the Reinstatement
      Privilege.

LOW ACCOUNT BALANCES. If your balance falls below the minimum amount required for your account, based on actual amounts you have invested (as opposed to a reduction from market changes), your account may be subject to an annual account maintenance fee or Touchstone may sell your shares and send the proceeds to you. This involuntary sale does not apply to custodian accounts under the Uniform Gifts/Transfers to Minors Act ("UGTMA"). Touchstone will notify you if your shares are about to be sold and you will have 30 days to increase your account balance to the minimum amount.

DELAY OF PAYMENT. It is possible that payment of your sale proceeds could be postponed or your right to sell your shares could be suspended during certain circumstances. These circumstances can occur:

o     When the NYSE is closed on days other than customary weekends and holidays
o     When trading on the NYSE is restricted
o     During any other time when the SEC, by order, permits

REDEMPTION IN KIND. Under unusual circumstances, when the Board of Trustees deems it appropriate, a Fund may make payment for shares redeemed in portfolio securities of the Fund taken at current value. Shareholders may incur transaction and brokerage costs when they sell these portfolio securities including federal income tax on the amount by which the fair market value of the securities sold exceeds the basis of the Fund shares redeemed.

PRICING OF FUND SHARES

The Ohio Tax-Free Bond Fund calculates its share price (NAV) by dividing the total value of its net assets by the number of shares outstanding. Shares are purchased or sold at the next offering price (NAV plus a sales charge, if applicable) determined after Touchstone or an Authorized Processing Organization receives your purchase or sales order in proper form.

The Money Market Funds seek to maintain a constant share price of $1.00 per share by valuing investments on an amortized cost basis. Under the amortized cost method of valuation, each Money Market Fund maintains a dollar-weighted average portfolio maturity of 60 days or less, purchases only United States dollar-denominated securities with maturities of 397 days or less and invests only in securities that meet its quality standards and present minimal credit risks. The Money Market Funds' obligations are valued at original cost adjusted for amortization of premium or accumulation of discount, rather than at market value. This method should enable the Money Market Funds to maintain a stable NAV per share. However, there is no assurance that any Money Market Fund will be able to do so.

The tax-exempt assets held by the Ohio Tax-Free Bond Fund are valued by an outside independent pricing service. The service uses a computerized grid matrix of tax-exempt securities and evaluations by its staff to determine the fair value of the securities. If the Sub-Advisor believes that the valuation provided by the service does not accurately reflect the fair value of a tax-exempt security, it will value the security at the average of the prices quoted by at least two independent market makers. The quoted price will represent the market maker's opinion of the price a willing buyer would pay for the security. All other securities (and other assets) of the Fund for which market quotations are not available will be priced at their fair value using procedures approved by the Board of Trustees. The Fund may use fair value pricing if the value of a security has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets on which the security is traded. The Fund may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading. The use of fair value pricing has the effect of valuing a security based upon the price the Fund might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available. With respect to any portion of a Fund's assets that is invested in other mutual funds, that portion of the Fund's NAV is calculated based on the NAV of that mutual fund. The prospectus for the other mutual fund explains the circumstances and effects of fair value pricing for that fund.

DISTRIBUTION AND TAXES

SPECIAL TAX CONSIDERATION

      You are urged to consult your own tax advisor to address your own tax situation and the impact an investment in a Fund will have on your tax situation.

Each Fund intends to distribute to its shareholders substantially all of its net investment income and capital gains. Each Fund's net investment income dividends will accrue daily and be paid monthly. Distributions of any capital gains earned by a Fund will be made at least annually. If you own shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive income dividends and distributions of capital gains in the form of additional shares in the Fund unless you elect to receive payment in cash. To elect cash payments, you must notify each Fund in writing or by phone prior to the date of distribution. Your election will be effective for dividends and distributions paid after we receive your notice. To cancel your election, simply send written notice to Touchstone, P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by overnight mail to Touchstone, c/o JPMorgan Chase Bank, N.A., 303 Broadway, Suite 900, Cincinnati, Ohio 45202-4203, or call Touchstone at 1.800.543.0407.

TAX INFORMATION

GENERAL. The Funds intend to qualify annually to be treated as regulated investment companies under the Code. As such, the Funds will not be subject to federal income taxes on the earnings the Funds distribute to shareholders provided it satisfies certain requirements and restrictions of the Code. If for any taxable year a Fund fails to qualify as a regulated investment company, it will be subject to tax in the same manner as an ordinary corporation and thus will be subject to tax on a graduated basis with a maximum tax rate of 35%. Also, all distributions from earnings and profits (as determined under federal income tax principles) to you will be taxable as ordinary dividend income eligible for the 15% non-corporate shareholder rate (for taxable years beginning prior to January 1, 2011) and the dividends-received deduction for corporate shareholders.

DISTRIBUTIONS. Each Fund intends to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Each Fund intends to meet all IRS requirements necessary to ensure that it is qualified to pay "exempt-interest dividends," which means that it may pass on to shareholders the federal tax-exempt status of its investment income. Income exempt from federal tax may be subject to state and local tax.

Each Fund may invest a portion of its assets in taxable obligations and may make distributions that may be taxed as ordinary income. Income exempt from federal tax may be subject to state and local tax. Taxable distributions may be subject to federal income tax whether you reinvest your dividends in additional shares of a Fund or choose to receive cash. Since each Fund's investment income is generally derived from interest rather than dividends, no portion of these distributions would be eligible for the dividends received deduction available to corporations. The Funds expect that their distributions will primarily consist of investment income.

The Funds may not be appropriate investments for persons who are "substantial users" of facilities financed by industrial development bonds or are "related persons" to such users. Such users should consult their tax advisors before investing in the Funds.

ORDINARY INCOME. Net investment income (other than "exempt-interest dividends") and short-term capital gains that are distributed to you are taxable as ordinary income for federal income tax purposes regardless of how long you have held your Fund shares. Capital gains are taxable to individual investors at different rates depending upon how long a Fund has held the underlying capital asset. The Fund normally will not distribute capital gains that are taxable as long term capital gains for federal income tax purposes.

NET CAPITAL GAINS. Net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) distributed to you, if any, are taxable as long-term capital gains for federal income tax purposes regardless of how long you have held your Fund shares. The maximum individual tax rate on net long-term capital gains is 15%.

SALE OR EXCHANGE OF SHARES. You will not recognize any gain or loss on the sale (redemption) or exchange of a Money Market Fund's shares so long as it maintains a stable price of $1.00 a share. It is a taxable event for you if you sell shares of the Ohio Tax-Free Bond Fund. Depending on the purchase price and the sale price of the shares of the Ohio Tax-Free Bond Fund that you sell, you may have a taxable gain or loss on the transaction.

SPECIAL TAX CONSIDERATION

      For federal income tax purposes, an exchange of shares in one Fund for shares of another Fund is treated as a sale of the shares and a purchase of the shares you receive in exchange. Therefore, you may incur a taxable gain or loss in connection with the exchange.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax on all taxable distributions and sales payable to shareholders who fail to provide their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The current backup withholding rate is 28%.

STATEMENTS AND NOTICES. You will receive an annual statement outlining the tax status of your distributions. Your statement will give the percentage and source of income earned on tax-exempt obligations held by the Funds during the preceding year.

SPECIAL TAX CONSIDERATION

o OHIO TAX-FREE BOND FUND, OHIO TAX-FREE MONEY MARKET FUND. Distributions from each Fund that are exempt from federal income tax are exempt from Ohio personal income tax to the extent derived from interest on Ohio municipal obligations. Distributions received from the Funds are generally not subject to Ohio municipal income taxation. Dividends from the Funds that are exempt from federal income tax are excluded from the net income base of the Ohio corporation franchise tax. However, shares of the Funds will be included in the computation of the Ohio corporation franchise tax on the net worth basis.

THIS SECTION IS ONLY A SUMMARY OF SOME IMPORTANT INCOME TAX CONSIDERATIONS THAT MAY AFFECT YOUR INVESTMENT IN THE FUNDS. MORE INFORMATION REGARDING THESE CONSIDERATIONS IS INCLUDED IN OUR SAI. YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING THE EFFECTS OF AN INVESTMENT IN THE FUNDS ON YOUR TAX SITUATION.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Funds, assuming reinvestment of all dividends and distributions. The financial highlights for each Fund were audited by Ernst & Young LLP, an independent registered public accounting firm. The report of Ernst & Young LLP, along with each Fund's financial statements and related notes, appears in the 2009 Annual Report for the Funds. You can obtain the Annual Report, which contains more performance information, at no charge by calling 1.800.543.0407. The Annual Report has been incorporated by reference into the SAI.

OHIO TAX-FREE BOND FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                    Year ended     Year ended      Year ended      Year ended       Year ended
                                                     June 30,        June 30,        June 30,        June 30,        June 30,
                                                       2009            2008            2007            2006            2005
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                 $  11.13        $  11.37        $  11.45        $  12.10        $  11.68
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                               0.43            0.44            0.45            0.46            0.45
     Net realized and unrealized gains (losses)
        on investments                                   0.09           (0.12)           0.03           (0.49)           0.43
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         0.52            0.32            0.48           (0.03)           0.88
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
     Dividends from net investment income               (0.43)          (0.44)          (0.45)          (0.46)          (0.45)
     Distributions from net realized gains                 --           (0.12)          (0.11)          (0.16)          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (0.43)          (0.56)          (0.56)          (0.62)          (0.46)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                       $  11.22        $  11.13        $  11.37        $  11.45        $  12.10
-----------------------------------------------------==========================================================================
Total return (A)                                         4.84%           2.85%           4.19%          (0.25)%          7.66%
-----------------------------------------------------==========================================================================
Net assets at end of year (000s)                     $ 51,862        $ 51,440        $ 56,163        $ 64,266        $ 74,604
-----------------------------------------------------==========================================================================
Ratio of net expenses to average net assets              0.81%           0.75%           0.75%           0.75%           0.75%
Ratio of net investment income to average net
 assets                                                  3.93%           3.92%           3.87%           3.87%           3.74%
Portfolio turnover rate                                     2%             17%             28%             24%             30%

(A) Total returns shown exclude the effect of applicable sales loads.

OHIO TAX-FREE BOND FUND - CLASS C
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                    Year ended     Year ended      Year ended      Year ended       Year ended
                                                     June 30,        June 30,        June 30,        June 30,        June 30,
                                                       2009            2008            2007            2006            2005
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year                 $  11.14        $  11.39        $  11.46        $  12.11        $  11.69
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                               0.35            0.36            0.36            0.37            0.36
     Net realized and unrealized gains (losses)
       on investments                                    0.09           (0.13)           0.04           (0.49)           0.43
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         0.44            0.23            0.40           (0.12)           0.79
-------------------------------------------------------------------------------------------------------------------------------
Less distributions
     Dividends from net investment income               (0.35)          (0.36)          (0.36)          (0.37)          (0.36)
     Distributions from net realized gains                 --           (0.12)          (0.11)          (0.16)          (0.01)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                     (0.35)          (0.48)          (0.47)          (0.53)          (0.37)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                       $  11.23        $  11.14        $  11.39        $  11.46        $  12.11
-----------------------------------------------------==========================================================================
Total return (A)                                         4.08%           2.00%           3.50%          (1.00)%          6.86%
-----------------------------------------------------==========================================================================
Net assets at end of year (000s)                     $  6,056        $  5,364        $  5,169        $  6,728        $  9,400
-----------------------------------------------------==========================================================================
Ratio of net expenses to average net assets              1.55%           1.50%           1.50%           1.50%           1.50%
Ratio of net investment income to average net
 assets                                                  3.19%           3.17%           3.12%           3.12%           2.99%
Portfolio turnover rate                                     2%             17%             28%             24%             30%

(A) Total returns shown exclude the effect of applicable sales loads.

OHIO TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  Year ended       Year ended       Year ended      Year ended     Year ended
                                                   June 30,          June 30,         June 30,        June 30,      June 30,
                                                     2009              2008             2007            2006          2005
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year              $  1.000          $  1.000         $  1.000         $ 1.000       $ 1.000
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                           0.010             0.024            0.029           0.023         0.011
     Net realized gains on investments               0.000(A)          0.000(A)         0.000(A)           --            --
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.010             0.024            0.029           0.023         0.011
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
     Dividends from net investment income           (0.010)           (0.024)          (0.029)         (0.023)       (0.011)
     Distributions from net realized gains          (0.000)(A)        (0.000)(A)       (0.000)(A)          --        (0.000)(A)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (0.010)           (0.024)          (0.029)         (0.023)       (0.011)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                    $  1.000          $  1.000         $  1.000         $ 1.000       $ 1.000
--------------------------------------------------=============================================================================
Total return                                          1.01%             2.43%            2.96%           2.31%         1.13%
--------------------------------------------------=============================================================================
Net assets at end of year (000s)                  $131,901          $133,736         $105,148         $92,082       $99,127
--------------------------------------------------=============================================================================
Ratio of net expenses to average net assets           0.78%(B)          0.75%            0.75%           0.75%         0.75%
Ratio of net investment income to average net
  assets                                              0.99%             2.35%            2.92%           2.26%         1.05%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.75%.

OHIO TAX-FREE MONEY MARKET FUND - INSTITUTIONAL SHARES
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                  Year ended       Year ended       Year ended      Year ended     Year ended
                                                   June 30,          June 30,         June 30,        June 30,      June 30,
                                                     2009              2008             2007            2006          2005
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year              $  1.000          $  1.000         $  1.000         $  1.000       $  1.000
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                           0.012             0.027            0.032            0.025          0.014
     Net realized gains on investments               0.000(A)          0.000(A)         0.000(A)            --             --
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     0.012             0.027            0.032            0.025          0.014
--------------------------------------------------------------------------------------------------------------------------------
Less distributions
     Dividends from net investment income           (0.012)           (0.027)          (0.032)          (0.025)        (0.014)
     Distributions from net realized gains          (0.000)(A)        (0.000)(A)       (0.000)(A)           --         (0.000)(A)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                 (0.012)           (0.027)          (0.032)          (0.025)        (0.014)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                    $  1.000          $  1.000         $  1.000         $  1.000       $  1.000
--------------------------------------------------==============================================================================
Total return                                          1.26%             2.68%            3.21%            2.57%          1.39%
--------------------------------------------------==============================================================================
Net assets at end of year (000s)                  $224,946          $262,253         $169,708         $183,107       $192,346
--------------------------------------------------==============================================================================
Ratio of net expenses to average net assets           0.53%(B)          0.50%            0.50%            0.50%          0.50%
Ratio of net investment income to average net
  assets                                              1.25%             2.58%            3.17%            2.50%          1.41%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50%.

TAX-FREE MONEY MARKET FUND - CLASS A
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                 Year ended      Year ended      Year ended      Year ended     Year ended
                                                  June 30,         June 30,        June 30,        June 30,      June 30,
                                                    2009             2008            2007            2006          2005
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year              $ 1.000          $ 1.000         $ 1.000         $ 1.000       $ 1.000
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            0.010            0.024           0.028           0.023         0.011
   Net realized gains (losses) on investments       0.000(A)        (0.000)(A)       0.000(A)           --            --
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.010            0.024           0.028           0.023         0.011
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income               (0.010)          (0.024)         (0.028)         (0.023)       (0.011)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                    $ 1.000          $ 1.000         $ 1.000         $ 1.000       $ 1.000
--------------------------------------------------========================================================================
Total return                                         0.96%            2.39%           2.88%           2.28%         1.14%
--------------------------------------------------========================================================================
Net assets at end of year (000s)                  $22,418          $21,109         $16,590         $16,279       $19,250
--------------------------------------------------========================================================================
Ratio of net expenses to average net assets          0.92%(B)         0.89%           0.89%           0.89%         0.89%
Ratio of net investment income to average net
 assets                                              0.94%            2.35%           2.85%           2.23%         1.13%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 0.89%.

TAX-FREE MONEY MARKET FUND - CLASS S
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                 Year ended      Year ended      Year ended      Year ended     Year ended
                                                  June 30,         June 30,        June 30,        June 30,      June 30,
                                                    2009             2008            2007            2006          2005
--------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year              $ 1.000          $ 1.000         $ 1.000         $ 1.000       $ 1.000
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
     Net investment income                          0.007            0.021           0.026           0.020         0.009
     Net realized gains (losses) on investments     0.000(A)        (0.000)(A)       0.000(A)           --            --
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    0.007            0.021           0.026           0.020         0.009
--------------------------------------------------------------------------------------------------------------------------
Dividends from net investment income               (0.007)          (0.021)         (0.026)         (0.020)       (0.009)
--------------------------------------------------------------------------------------------------------------------------
Net asset value at end of year                    $ 1.000          $ 1.000         $ 1.000         $ 1.000       $ 1.000
--------------------------------------------------========================================================================
Total return                                         0.73%            2.12%           2.61%           2.01%         0.87%
--------------------------------------------------========================================================================
Net assets at end of year (000s)                  $40,902          $31,021         $82,925         $32,658       $13,075
--------------------------------------------------========================================================================
Ratio of net expenses to average net assets          1.16%(B)         1.15%           1.15%           1.15%         1.15%
Ratio of gross expenses to average net assets        1.54%            1.15%           1.15%           1.15%         1.15%
Ratio of net investment income to average net
 assets                                              0.69%            2.23%           2.58%           2.10%         0.86%

(A)   Amount rounds to less than $0.001.

(B) Absent money market insurance, the ratio of net expenses to average net assets would have been 1.13%.

TOUCHSTONE INVESTMENTS

DISTRIBUTOR
Touchstone Securities, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203
www.touchstoneinvestments.com

INVESTMENT ADVISOR
Touchstone Advisors, Inc.*
303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

TRANSFER AGENT
JPMorgan Chase Bank, N.A.
303 Broadway, Suite 900
Cincinnati, OH 45202-4203

SHAREHOLDER SERVICE
1.800.543.0407

*A Member of Western & Southern Financial Group

The following are federal trademark registrations and applications owned by IFS Financial Services, Inc., a member of Western & Southern Financial Group:
Touchstone, Touchstone Funds, Touchstone Investments, Touchstone Family of Funds and Touchstone Select.

[LOGO] Touchstone Investments(R)

303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

Go paperless, sign up today at:
www.touchstoneinvestments.com/home

For investors who want more information about the Funds, the following documents are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI provides more detailed information about the Funds and is legally a part of this Prospectus.

ANNUAL/SEMIANNUAL REPORTS ("FINANCIAL REPORTS"): The Funds' Financial Reports provide additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

You can get free copies of the SAI, the Financial Reports, other information and answers to your questions about the Funds by contacting your financial advisor or by contacting Touchstone Investments at 1.800.543.0407. The SAI and Financial Reports are also available on the Touchstone Investments website at www.touchstoneinvestments.com/home/formslit/

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can receive information about the operation of the Public Reference Room by calling the SEC at 1.202.551.8090.

Reports and other information about the Funds are available on the EDGAR database of the SEC's internet site at http://www.sec.gov. For a fee, you can get text-only copies of reports and other information by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520 or by sending an e-mail request to: publicinfo@sec.gov.

Investment Company Act file no. 811-3174

                                                              TSF-58-TTFT-1-0910